FORM N-SAR-U
                                  ANNUAL REPORT
                           FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:               /   /     (a)

or fiscal year ending:                            12/31/99  (b)

Is this a transition report?:(Y/N)                    N
                                                  --------

Is this an amendment to a previous filing? (Y/N)      N
                                                  --------

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:   First Investors Single Payment and Periodic Payment
                           Plans for the Accumulation of Shares of Vanguard
                           Wellington Fund, Inc.

     B. File Number:       811-343

     C. Telephone Number:
                           (212) 858-8000

2.   A. Street:            95 Wall Street

     B. City: New York   C. State: New York   D. Zip Code: 10005   Zip Ext:

     E. Foreign Country:                    Foreign Postal
                                            Code:


3.      Is this the first filing on this form by Registrant? (Y/N)        N
                                                                      ---------

4.      Is this the last filing on this form by Registrant? (Y/N)         N
                                                                      ---------

5.      Is Registrant a small business investment company (SBIC)?
        (Y/N)
        [If answer is "Y" (Yes), complete only N items 89 through 110.]   N
                                                                      ---------

6.      Is Registrant a unit investment trust (UIT)? (Y/N)                Y
        [If answer is "Y" (Yes), complete only items 111              ---------
        through 132.]

7.  A.  Is Registrant a series or multiple portfolio company? (Y/N)
        [If answer is "N" (No), go to item 8.]                        ---------

    B.  How many separate series or portfolios did
        Registrant have at the end of the period?                     ---------

                                                         -----------------------
                                                         If filing more than one
        For period ending 12/31/99                       Page 50, "X" box: [_]
                          --------------                 -----------------------
        File number  811- 343
                          --------------


123.  [/]  State the total value of the additional
           units considered in answering item
           122 ($000's omitted) _________________________   $____________

124.  [/]  State the total value of units of prior series
           that were placed in the portfolios of subsequent
           series during the current period (the value of
           these units is to be measured $ on the date they
           were placed in the subsequent series)
           ($000's omitted) _____________________________   _____________

125.  [/]  State the total dollar amount of sales loads
           collected (before reallowances to other
           brokers or dealers) by Registrant's
           principal underwriter and any underwriter
           which is an affiliated person of the
           principal underwriter during the current
           period solely from the sale of units of all      $      0
           series of Registrant ($000's omitted)_________    ____________


126.  Of the amount shown in item 125, state the total
      dollar amount of sales loads collected from secondary
      market operations in Registrant's units (include the
      sales loads, if any, collected on $ units of a prior
      series placed in the portfolio 0 of a subsequent      $      0
      series.) ($000's omitted)__________________________    ____________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                      Number of    Total Assets    Total Income
                                        Series        ($000's     Distributions
                                      Investing       omitted    (000'S omitted)
                                      ---------       -------    ---------------

A. U.S. Treasury direct issue______   _________     $ _______      $ _________

B. U.S. Government agency _________   _________     $ _______      $ _________

C. State and municipal tax-free____   _________     $ _______      $ _________

D. Public utility debt ____________   _________     $ _______      $ _________

E. Brokers or dealers debt
   or debt of brokers'
   or dealers' parent  ____________   _________     $ _______      $ _________

F. All other corporate intermed.
   & long-term debt _______________   _________     $ _______      $ _________

G. All other corporate short-term
   debt ___________________________   _________     $ _______      $ _________

H. Equity securities of brokers or
   dealers or parents of brokers
   or dealers _____________________   _________     $ _______      $ _________

I. Investment company equity
   securities _____________________       1         $ 189,726      $   7,095
                                      ---------       --------       ---------

J. All other equity securities_____   _________     $ _______      $ _________

K. Other securities _______________   _________     $ _______      $ _________

L. Total assets of all series of
   registrants ____________________   _________     $ 189,726      $
                                                      --------       ---------

                                                         -----------------------
                                                         If filing more than one
        For period ending 12/31/99                       Page 50, "X" box: [_]
                          --------------                 -----------------------
        File number  811- 343
                          --------------


128.  [/]  Is the timely payment of principal and
           interest on any of the portfolio securities
           held by any of Registrant's series at the
           end of the current period insured or
           guaranteed by an entity other than the
           issuer? (Y/N)_______________________________     ____________
                                                            Y/N


129.  [/]  Is the issuer of any instrument covered in
           item 128 delinquent or in default as to
           payment of principal or interest at the end
           of the current period? (Y/N)________________     ____________
                                                            Y/N

           [If answer is "N" (No), go to item 131.]


130.  [/]  In computations of NAV or offering price per
           unit, is any part of the value attributed to
           instruments identified in item 129 derived
           from insurance or guarantees? (Y/N)_________     ____________
                                                            Y/N

           [If answer is "N" (No), go to item 131.]


131.  Total expenses incurred by all series of
      Registrant during the current reporting
      period $ ($000's omitted)________________________     $   30
                                                            ------------


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing

811-_________   811-_________   811-_________   811-_________   811-_________


811-_________   811-_________   811-_________   811-_________   811-_________


811-_________   811-_________   811-_________   811-_________   811-_________

      This report is signed on behalf of the depositor in the City and State of New York on the 25th day of February, 2000.




                                          FIRST INVESTORS CORPORATION
                                          Depositor

Witness   /s/ LARRY R. LAVOIE             By /s/ MARVIN M. HECKER
          -------------------                --------------------
           Larry R. Lavoie                   Marvin M. Hecker
           Secretary                         President